Condensed Financial Information of Registrant (SMFG) - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 10,551,657	¥ 12,697,699
Bonds	16,576,423	14,387,415
SMFG [member]
Disclosure of detailed information about borrowings [line items]
Bonds	11,134,281	9,516,465
SMFG [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	11,490,697	9,889,186
Guarantee deposit	273,000	273,000
SMFG [member] | Subordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	1,706,000	1,257,000
SMFG [member] | Unsubordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	9,817,000	8,653,000
SMFG [member] | Subsidiaries [Member] | Subordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	3,000	800
SMFG [member] | Subsidiaries [Member] | Unsubordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	29,000	20,000
SMFG [member] | Subordinated long-term borrowings [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000	28,000
SMFG [member] | Unsubordinated long-term borrowings [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 383,000	¥ 352,000